REDEEMABLE NON-CONTROLLING INTEREST (Details) $ in Millions	Sep. 26, 2014 USD ($)
Redeemable Non Controlling Interest Details [Abstract]
Consideration Amount For Acquisition From Ifc Of Finansbank Ordinary Shares	$ 343
Percentage Of Aquisition Of Finansbank Ordinary Shares From Ifc	5.00%